SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
(the "Fund")

Supplement Dated August 30, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended as amended on May 1, 2024, May 20, 2024 and
July 8, 2024, the Class I Shares Prospectus, dated January 31, 2024, as amended on May 1, 2024 and May 20, 2024, and the Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024, May 1, 2024, May 20, 2024 and
July 8, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, S. Kenneth Leech no longer serves as a portfolio manager for Western Asset Management Company, LLC and Western Asset Management Company Limited, each a sub-adviser to the Fund, and John L. Bellows no longer serves as a portfolio manager for Western Asset Management Company, LLC, a sub-adviser to the Fund. As such, all references to S. Kenneth Leech and John Bellows are hereby deleted from the Prospectuses. Additionally, Michael Buchanan is now a portfolio manager for Western Asset Management Company, LLC and Western Asset Management Company Limited.

In the Fund Summary of the Fund, under the heading titled "Management," in the table under the sub-heading titled "Sub-Advisers and Portfolio Managers," in the rows titled "Western Asset Management Company, LLC" and titled "Western Asset Management Company Limited," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Michael C. Buchanan, CFA	Since 2024	Chief Investment Officer, Portfolio Manager

Under the section titled "Investment Adviser," the paragraphs related to Western Asset Management Company, LLC and Western Asset Management Company Limited are hereby deleted and replaced with the following:

Western Asset Management Company, LLC: Western Asset Management Company, LLC (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Michael C. Buchanan, CFA and Portfolio Managers, Julien Scholnick, CFA, Mark S. Lindbloom, and Frederick R. Marki, CFA, manages the portion of the Income Fund's assets allocated to Western Asset. Mr. Buchanan joined Western Asset as a Portfolio Manager in 2005. Mr. Scholnick joined the firm in 2003 and has 26 years of industry experience. Mr. Lindbloom joined the firm in 2005 and has 45 years of industry experience. Mr. Marki joined the firm in 2005 and has 40 years of industry experience.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. Chief Investment Officer Michael C. Buchanan manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset Limited. Mr. Buchanan is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Buchanan joined Western Asset as a Portfolio Manager in 2005.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1542 (08/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated August 30, 2024
to the Multi-Asset Class F Shares Prospectus, dated January 31, 2024, as amended on May 15, 2024 and August 9, 2024, and the Multi-Asset Class Y Shares Prospectus, dated January 31, 2024, as amended on April 5, 2024, May 15, 2024 and August 9, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, S. Kenneth Leech no longer serves as a portfolio manager for Western Asset Management Company, LLC, Western Asset Management Company Limited and Western Asset Management Company PTE Ltd., each a sub-adviser to the Fund. As such, all references to S. Kenneth Leech are hereby deleted from the Prospectuses. Additionally, Michael Buchanan is now a portfolio manager for Western Asset Management Company Limited and Western Asset Management Company PTE Ltd.

In the Fund Summary of the Fund, under the heading titled "Management," in the table under the sub-heading titled "Sub-Advisers and Portfolio Managers," in the row titled "Western Asset Management Company Limited, LLC," the information relating to Michael C. Buchanan is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Adviser
Michael C. Buchanan, CFA	Since 2024	Chief Investment Officer, Portfolio Manager

In addition, under the same section, in the rows titled Western Asset Management Company Limited" and "Western Asset Management Company PTE Ltd.," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Michael C. Buchanan, CFA	Since 2024	Chief Investment Officer, Portfolio Manager

Under the section titled "Investment Adviser," the paragraphs related to Western Asset Management Company, LLC, Western Asset Management Company Limited, and Western Asset Management Company PTE Ltd. are hereby deleted and replaced with the following:

Western Asset Management Company, LLC: Western Asset Management Company, LLC (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer Michael C. Buchanan, CFA, Portfolio Manager Mark S. Lindbloom and Portfolio Manager Rafael R. Zielonka, CFA, manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset. Messrs. Buchanan and Lindbloom joined the firm in 2005, and Mr. Zielonka joined in 2002.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer Michael C. Buchanan and Head of Non-US Credit Annabel Rudebeck manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Limited. Mr. Buchanan joined Western Asset companies in 2005, while Ms. Rudebeck joined in 2016. Prior to joining the firm, Ms. Rudebeck spent 12 years at Rogge Global Partners. Mr. Leech and Ms. Rudebeck have 46 years and 24 years of industry experience, respectively.

Western Asset Management Company PTE Ltd.: Western Asset Management Company PTE Ltd. (Western Asset Singapore), located at 1 George Street #23-01, Singapore 049145, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer Michael C. Buchanan manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Singapore. Mr. Buchanan joined Western Asset companies in 2005.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1543 (08/24)